Income taxes - Deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance at the beginning	¥ (4,607)	¥ (4,691)
Charged/(credited) to profit or loss	(129)	84
Balance at the end	(4,736)	(4,607)
Balance at the beginning	568	0
Credited to profit or loss	291	568
Balance at the end	859	568
Capitalized Contract Costs [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance at the beginning	(484)	(328)
Charged/(credited) to profit or loss	(369)	(156)
Balance at the end	(853)	(484)
Balance at the beginning	0	0
Credited to profit or loss	0	0
Balance at the end	0	0
Favorable Lease [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance at the beginning	(4,123)	(4,363)
Charged/(credited) to profit or loss	240	240
Balance at the end	(3,883)	(4,123)
Balance at the beginning	0	0
Credited to profit or loss	0
Balance at the end	0	0
Right of Use Assets And Lease Liabilities [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance at the beginning		0
Charged/(credited) to profit or loss	0
Balance at the end	0
Balance at the beginning	568	0
Credited to profit or loss	291	568
Balance at the end	¥ 859	¥ 568